Changes in Equity and Earnings Per Share - Summary of Weighted Average Number of Ordinary and Restricted Shares (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [line items]
Issued ordinary and restricted shares at 1 January, net of treasury shares	1,959	1,957	1,934
Effect of stock lending	30	25	18
Effect of undelivered shares under the deferred share instrument			9
Effect of delivery of treasury shares	9	2	14
Weighted average number of ordinary and restricted shares at 31 December	1,998	1,984	1,975
Effect of share options, warrants and restricted stock units	39	42	36
Weighted average number of ordinary and restricted shares (diluted) at 31 December	1,998	2,026	2,011
Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev	$ 3,807	$ 8,086	$ 6,248
Exceptional items, before taxes (refer to Note 8)	(3,103)	(323)	(692)
Exceptional finance income/(cost), before taxes (refer to Note 11)	(1,738)	882	(1,982)
Exceptional taxes (refer to Note 8)	155	(6)	233
Exceptional non-controlling interest (refer to Note 8)	228	108	32
Profit from discontinued operations (refer to Note 22)	2,055	424	531	[1]
Profit attributable to equity holders of AB InBev	1,405	9,171	4,370	[1]
Profit before exceptional items, discontinued operations, mark-to-market gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev	5,022	7,196	8,099
Mark-to-market (losses)/gains on certain derivatives related to the hedging of share-based payment programs (refer to Note 11)	(1,211)	898	(1,774)
Hyperinflation impacts	(4)	(7)	(77)
Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev	$ 3,807	$ 8,086	$ 6,248
Ordinary restricted shares [member]
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [line items]
Weighted average number of ordinary and restricted shares at 31 December	1,998	1,984	1,975

[1]	In 2019, the consolidated income statement for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.